Income tax	12 Months Ended
Mar. 31, 2016
Income tax
Income tax

17Income tax

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Company and its subsidiaries that are incorporated in the Cayman Islands and the British Virgin Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies, no Cayman Islands or British Virgin Islands withholding tax is imposed.

Hong Kong

The Company’s subsidiaries that are incorporated or operate in Hong Kong are subject to Hong Kong Profits Tax on income arising in or derived from Hong Kong. No provision was made for Hong Kong Profits Tax as the subsidiaries did not earn income subject to Hong Kong Profits Tax for the years ended March 31, 2014, 2015 and 2016. The payments of dividends by Hong Kong tax residents are not subject to any Hong Kong withholding tax.

The PRC

The Company’s PRC subsidiaries are subject to PRC statutory income tax rate of 25% unless otherwise specified.

In February 2012, Beijing Jiachenhong received approval from the tax authority on the renewal of its High and New Technology Enterprises (“HNTE”) status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2011 to December 31, 2013. In January 2015, Beijing Jiachenhong received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2014 to December 31, 2016.

In April 2014, Guangzhou Nuoya received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from January 1, 2013 to December 31, 2015. Subject to reapplication, Guangzhou Nuoya’s HNTE status will enable it to the preferential income tax rate of 15% from January 1, 2016 to December 31, 2018. Management believes that Guangzhou Nuoya meets all the criteria required in connection with the reapplication of HNTE status and therefore applied 15% when recognizing current tax.

In January 2016, Zhejiang Lukou received approval from the tax authority that it qualified as a HNTE which entitled it to the preferential income tax rate of 15% effective retrospectively from January 1, 2015 to December 31, 2017.

The Enterprise Income Tax Law and its implementation rules also impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends receivable by non-PRC-resident enterprises from PRC-resident enterprises in respect of earnings accumulated beginning on January 1, 2008. During the year ended March 31, 2014, withholding tax of RMB6,000 was levied on dividends distributed by the Company’s PRC subsidiary to the holding company outside the PRC. As of March 31, 2015 and 2016, the Company has provided aggregated amounts of RMB9,100 and RMB14,300 (US$2,218) for withholding income tax on a portion of the undistributed earnings of its PRC subsidiaries according to management’s reinvestment plan. No income taxes were provided for the remaining undistributed earnings which are intended to be reinvested indefinitely in the PRC. As of March 31, 2016, such unremitted earnings that may be subject to the withholding tax amounted to RMB1,173,101 (US$181,933) and the related unrecognized deferred tax liability was RMB117,310 (US$18,193).

Income before income tax expense arose from the following tax jurisdictions:

	Year ended March 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

The PRC	316,933	284,288	323,510	50,171
Non-PRC
- Hong Kong	(277)	(43)	405	63
- British Virgin Islands	2,525	1,916	8,288	1,285
- Cayman Islands	(128,257)	(131,041)	(190,870)	(29,601)

Income before income tax expense	190,924	155,120	141,333	21,918

(a)Income taxes

Income tax expense represents PRC income tax expense as follows:

	Year ended March 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Current tax expense	50,000	48,239	51,060	7,918
Deferred tax expense/(benefit)	8,398	(912)	(1,060)	(164)

Total income tax expense	58,398	47,327	50,000	7,754

(b)Reconciliation of expected income tax to actual income tax expense

The actual income tax expense reported in the consolidated statements of comprehensive income differs from the amount computed by applying the statutory PRC income tax rate of 25% for the following reasons:

	Year ended March 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Income before income tax expense	190,924	155,120	141,333	21,918

Computed “expected” tax expense	47,731	38,780	35,333	5,480
Non-PRC entities not subject to income tax
- Hong Kong	69	11	(101)	(16)
- British Virgin Islands	(631)	(479)	(2,072)	(321)
- Cayman Islands	32,064	32,760	47,717	7,400
PRC dividend withholding tax	9,887	5,200	5,200	806
Non-taxable income	(1,874)	—	(7,950)	(1,233)
Preferential tax rates	(29,011)	(29,663)	(33,049)	(5,125)
Others	163	718	4,922	763

Actual income tax expense	58,398	47,327	50,000	7,754

(c)Deferred taxes

The tax effects of temporary differences that give rise to deferred tax assets/(liabilities) are presented below:

	March 31,
	2015	2016	2016
	RMB	RMB	US$
Deferred tax assets:
Accounts receivable	9,975	13,757	2,133
Non-current accounts receivable	8,871	10,624	1,647
Inventories	2,278	2,273	353
Others	678	494	77

Net deferred tax assets	21,802	27,148	4,210

Deferred tax liabilities:
Deferred revenue	(86)	(76)	(11)
Property, plant and equipment	(5,107)	(5,358)	(831)
PRC dividend withholding tax	(9,100)	(14,300)	(2,218)
Intangible assets	(28,982)	(27,827)	(4,316)

Deferred tax liabilities	(43,275)	(47,561)	(7,376)

Net deferred tax liabilities	(21,473)	(20,413)	(3,166)

Classification on consolidated balance sheets:
Current deferred tax assets	10,270	14,056	2,180
Current deferred tax liabilities	(9,100)	(14,300)	(2,218)
Non-current deferred tax assets	2,618	2,617	406
Non-current deferred tax liabilities	(25,261)	(22,786)	(3,534)

Net deferred tax liabilities	(21,473)	(20,413)	(3,166)

For the years ended March 31, 2014, 2015 and 2016, the Group did not have any material unrecognized tax benefits and thus no interest and penalties related to unrecognized tax benefits were recorded. In addition, the Company does not expect that the amount of unrecognized tax benefits will change significantly within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (US$16). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Group’s PRC subsidiaries for the calendar years from 2011 to 2015 are open to examination by the PRC state and local tax authorities.